Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The following tables provide balance sheet classification related to leases:

(in KUSD)	December 31, 2022	December 31, 2021
Properties (offices)	6,669	7,080
Vehicles	51	84
Total right-of-use assets	6,720	7,164

(in KUSD)	December 31, 2022	December 31, 2021
Lease liabilities (short-term)	1,097	1,029
Lease liabilities (long-term)	6,564	6,994
Total lease liabilities	7,661	8,023

During the third quarter of 2022, the Company extended the term of its existing lease related to its U.S. corporate offices in New Jersey for an additional two years commencing on December 1, 2022, including an extension option for three additional years. The Company is reasonably certain it will exercise the extension option and therefore has accounted for the lease using a five-year lease term.

During the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, is R&D. Pursuant to the terms of the agreement, the aggregate minimum lease payments for the first five years are fixed at which point the parties agree to perform an open market review, subject to a minimum and maximum rent escalation of 2% and 4%, respectively. Alternatively, the Company has the contractual right to exit the lease upon the fifth anniversary of lease commencement. In accounting for its Right-of-use asset and Lease liability, the Company concluded it was reasonably certain that it would occupy the space for the full ten-year term. During the second quarter of 2021, the Company entered into a new 18-month lease for its existing U.S. corporate offices in New Jersey, which commenced in June 2021.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(1,873)	—	(1,873)
Exchange difference	(108)	—	(108)
December 31, 2021	9,005	134	9,139
Additions	1,234	—	1,234
Lease termination	(386)	—	(386)
Exchange difference	(542)	—	(542)
December 31, 2022	9,311	134	9,445

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(1,551)	(30)	(1,581)
Lease termination	1,873	—	1,873
Exchange difference	6	—	6
December 31, 2021	(1,925)	(50)	(1,975)
Depreciation charge	(1,160)	(33)	(1,193)
Lease termination	386	—	386
Exchange difference	57	—	57
December 31, 2022	(2,642)	(83)	(2,725)

Net book amount
December 31, 2021	7,080	84	7,164
December 31, 2022	6,669	51	6,720

Depreciation of right-of-use assets have been charged to the following categories in the consolidated statement of operation:

	For the Years Ended
(in KUSD)	2022	2021	2020
R&D expenses	946	1,342	915
G&A expenses	247	239	236
	1,193	1,581	1,151
Depreciation expense for S&M was deemed to be not material.

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(1,169)	(33)	(1,202)
Interest	222	3	225
Exchange difference	(219)	34	(185)
December 31, 2021	7,898	125	8,023
Additions	1,234	—	1,234
Cash outflow (including interest)	(1,166)	(36)	(1,202)
Interest	189	2	191
Exchange difference	(548)	(37)	(585)
December 31, 2022	7,607	54	7,661

December 31, 2021
Lease liabilities (short-term)	994	35	1,029
Lease liabilities (long-term)	6,904	90	6,994

December 31, 2022
Lease liabilities (short-term)	1,061	36	1,097
Lease liabilities (long-term)	6,546	18	6,564
The Company does not recognize right-of-use assets for short-term and low value leases. The Company has no low value leases. Expense relating to short-term leases incurred during 2022 and 2021 is recorded in the consolidated statement of operation in an amount of KUSD 46 and KUSD 164, respectively.
The amount payable in 2023 under short-term leases (with an original term of under 12 months) is KUSD 5.